MoA Conservative Allocation Fund Expense Example - MoA Conservative Allocation Fund - MoA Conservative Allocation Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	$ 604